Financial Assets And Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 52,635,755	€ 15,789,038	€ 5,798,569
Proceeds from loans	204,677,218		1,000,000
Proceeds from loans and borrowings		37,013,246	20,497,221
Proceeds from borrowings	124,470
Proceeds from convertible bonds	34,550,000	25,880,000
Principal paid on lease liabilities	(828,036)	(467,207)	(263,058)
Interest paid on lease liabilities	(631,362)	(106,837)	(38,495)
Interest paid		(461,687)	(192,312)
Repayments of loans	(176,323,519)
Repayments of borrowings	(87,342)
Interest and bank fees paid	(3,046,838)
Interest paid on convertible bonds	(996,767)
Other payments	(296,863)	(5,942)	(2,032)
Total changes from financing cash flows	57,140,961	35,732,304	7,098,274
The effect of changes in foreign exchange rates	(2,407)	(5,871)
Issuance of Public and Private Warrants on Transaction date	14,490,846
Public Warrants exercised	(192,637)
Change in fair value of derivative warrant liabilities	68,953,503
Valuation of convertible bonds	25,490,981
Conversion of Convertible bonds and convertible notes	(87,105,347)
New leases	16,422,858	577,660	3,490,145
Interest accrual		906,857	239,417
Governmental loan to receive	364,847
Capital Increases		(364,233)	(837,367)
Interest and bank fees expenses	6,108,398
Repayments of loans and borrowings		(26,119,269)	(13,903,050)
Total liability-related other changes	44,533,449	1,120,284	2,892,195
Ending Balance	154,307,758	52,635,755	15,789,038
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	22,372,432	11,776,279	5,012,897
Proceeds from loans	204,677,218		1,000,000
Proceeds from loans and borrowings		37,013,246	20,497,221
Proceeds from borrowings	124,470
Interest paid		(461,687)	(192,312)
Repayments of loans	(176,323,519)
Repayments of borrowings	(87,342)
Interest and bank fees paid	(3,046,838)
Other payments	(296,863)	(5,942)	(2,032)
Total changes from financing cash flows	25,047,126	10,426,348	7,399,827
Interest accrual	470,177	534,038	200,922
Governmental loan to receive	364,847
Capital Increases		(364,233)	(837,367)
Interest and bank fees expenses	3,091,708
Repayments of loans and borrowings		(26,119,269)	(13,903,050)
Total liability-related other changes	3,926,732	169,805	(636,445)
Ending Balance	51,346,290	22,372,432	11,776,279
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance
Issuance of Public and Private Warrants on Transaction date	14,490,846
Public Warrants exercised	(192,637)
Change in fair value of derivative warrant liabilities	68,953,503
Total liability-related other changes	83,251,712
Ending Balance	83,251,712
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,117,341	4,012,759	785,672
Principal paid on lease liabilities	(828,036)	(467,207)	(263,058)
Interest paid on lease liabilities	(631,362)	(106,837)	(38,495)
Total changes from financing cash flows	(1,459,398)	(574,044)	(301,553)
The effect of changes in foreign exchange rates	(2,407)	(5,871)
New leases	16,422,858	577,660	3,490,145
Interest accrual		106,837	38,495
Interest and bank fees expenses	631,362
Total liability-related other changes	17,054,220	684,497	3,528,640
Ending Balance	19,709,756	4,117,341	€ 4,012,759
Convertible bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	26,145,982
Proceeds from convertible bonds	34,550,000	25,880,000
Interest paid on convertible bonds	(996,767)
Total changes from financing cash flows	33,553,233	25,880,000
Valuation of convertible bonds	25,490,981
Conversion of Convertible bonds and convertible notes	(87,105,347)
Interest accrual	(470,177)	265,982
Governmental loan to receive	0
Interest and bank fees expenses	2,385,328
Total liability-related other changes	(59,699,215)	265,982
Ending Balance		€ 26,145,982